Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					12 Months Ended
	Dec. 12, 2021	Nov. 09, 2021	Apr. 22, 2021	Mar. 11, 2021	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share					$ 10.00
Proceeds from initial public offer					$ 320,000,000
Proceeds from issuance of private placement					$ 10,400,000
Percentage on fair market value of net assets held in trust account for business combination					80.00%
Networth needed post business combination					$ 5,000,001
Estimated expenses payable on dissolution					100,000
Cash					813,000
Working capital					2,500,000
Payments of offering cost					$ 5,790,750
Threshold Percentage On Purchase Of Outstanding Voting Shares For Business Combination					50.00%
Due to related party					$ 559,409		$ 0
Restricted investments maturity period					185 days
Cash, FDIC Insured Amount					$ 250,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of offering cost					25,000
Proceeds from related party					300,000
Advance from related party					114,000
Working Capital Loans [Member]
Subsidiary, Sale of Stock [Line Items]
Due to related party					$ 0		$ 0
Debt instrument face amount						$ 2,000,000.0
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, redemption price per share					$ 10.00
Per share amount to be maintained in the trust account					10.00
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Per share amount to be maintained in the trust account					$ 10.00
Maximum [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Increase Decrease in loan commitment amount due to related party		$ 1,000,000.0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share				$ 10.00
Proceeds from initial public offer				$ 320,000,000.0
Adjustments to Additional Paid in capital stock issuance costs				18,100,000
Deferred underwriting commissions				$ 11,200,000
Reimbursement of underwriting expenses			$ 640,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right issue of warrants for the period					1,040,000
Class of warrants or rights issue price per share					$ 10.00
Proceeds from issuance of private placement					$ 10,400,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares	20,500,000
Sale of stock issue price per share	$ 10.00
Proceeds from initial public offer					$ 320,000,000
Temporary equity, redemption price per share					$ 10.00		$ 10.00
Percentage of the public shareholding eligible for transfer without restrictions					15.00%
Percentage of the public shareholding to be redeemed in case the business combination is not consummated					100.00%
Payments of offering cost					$ 17,455,524
Proceeds from the issuance of common stock	$ 205,000,000
Common Class A [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares				32,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued During period shares new shares				4,000,000